Finance result, net (Tables)	12 Months Ended
Dec. 31, 2025
Finance result, net
Schedule of finance result, net

	2025	2024	2023*
Interest income	—	9,165	63,964
Interest expense on leases	(1,934)	(1,938)	(2,221)
Interest cost	(487)	(1,609)	(1,644)
Foreign exchange net gain / (losses)	(13,126)	17,430	(317,285)
Finance result, net	(15,547)	23,048	(257,186)